Schedule of Unrealized Gains, Losses, and Fair Value (Details) - Corporate Bond Securities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized cost		$ 2,164,672
Gross unrealized gains (loss)		(44,590)
Fair value		$ 2,120,082